PREPAID EXPENSES	12 Months Ended
Mar. 31, 2013
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES
Note 4 - Prepaid Expenses

Prepaid expenses consisted of the following:

	March 31, 2013	March 31, 2012

Prepaid research and development	$25,546	$128,445

Prepaid rent	6,667	21,250

Retainer	451	15,000

Other	432	4,179

	$33,096	$168,874